Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	wfscvf-20190523_SupplementTextBlock

SUPPLEMENT TO THE PROSPECTUSES
OF
WELLS FARGO U.S. EQUITY FUNDS
For the Wells Fargo Small Cap Value Fund (the "Fund")
At a meeting held on May 21-22, 2019, the Board of Trustees of the Fund unanimously approved the Fund's merger into Wells Fargo Small Company Value Fund, which is expected to occur in September 2019 (the "Merger"). In connection with the Merger, certain additional changes to the Fund are effective immediately.
I. Principal Investment Strategy Changes Effective immediately, the section entitled "Fund Summary - Principal Investment Strategies" is deleted and replaced with the following (changes identified in italics below):
Under normal circumstances, we invest:
• at least 80% of the Fund's net assets in equity securities of small-capitalization companies; and
• up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.
We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index at the time of purchase. The market capitalization range of the Russell 2500TM Index was $13.8 million to $24.05 billion as of May 31, 2018, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use options to enhance return.
Our team's strategy is designed to provide exposure to small public companies with current stock prices that we believe do not accurately reflect their intrinsic values. We use bottom-up fundamental analysis to execute our investment philosophy which focuses on identifying three core alpha drivers: value, quality partner, and contrarian. First and foremost, we believe a prospective company should possess attractive value characteristics such as being priced at a discount relative to peers and the company's own historic valuation metrics. We also seek companies that are shareholder-friendly quality partner firms demonstrating favorable cash flow generating capabilities and that have the management, business model, products and resources to drive organic growth. Lastly, the investment should exhibit what we believe are contrarian characteristics and be in a unique position for value creation, yet, overlooked by the investment community. We may sell a stock when it becomes fairly valued or when signs of fundamental deterioration surface.
We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

(Wells Fargo Small Cap Value Fund - Supplement) | (Wells Fargo Small Cap Value Fund)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
• at least 80% of the Fund's net assets in equity securities of small-capitalization companies; and
• up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.
We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index at the time of purchase. The market capitalization range of the Russell 2500TM Index was $13.8 million to $24.05 billion as of May 31, 2018, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use options to enhance return.
Our team's strategy is designed to provide exposure to small public companies with current stock prices that we believe do not accurately reflect their intrinsic values. We use bottom-up fundamental analysis to execute our investment philosophy which focuses on identifying three core alpha drivers: value, quality partner, and contrarian. First and foremost, we believe a prospective company should possess attractive value characteristics such as being priced at a discount relative to peers and the company's own historic valuation metrics. We also seek companies that are shareholder-friendly quality partner firms demonstrating favorable cash flow generating capabilities and that have the management, business model, products and resources to drive organic growth. Lastly, the investment should exhibit what we believe are contrarian characteristics and be in a unique position for value creation, yet, overlooked by the investment community. We may sell a stock when it becomes fairly valued or when signs of fundamental deterioration surface.
We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.